Organization and Principal Activities	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1.	Organization and Principal Activities
(a) Principal activities
Qutoutiao Inc. (the “Company”), an exempted company with limited liability incorporated in the Cayman Islands, (i) its various equity-owned consolidated subsidiaries, (ii) its controlled affiliates, and (iii) the subsidiaries of its controlled affiliates are collectively referred to as the “Group”. The Group’s principal activity is to operate mobile platforms Qutoutiao (“QTT”), Quduopai (QDP) and Midu (“MD”) for the distribution, consumption and sharing of light entertainment content. The Group generates revenue primarily by providing cost-effective and targeted advertising solutions through the mobile platforms in the People’s Republic of China (“PRC”), through its controlled affiliates and their wholly-owned subsidiaries thereof (collectively referred to as the “Affiliated Entities”).
As of June 30, 2019, the Company’s principal subsidiaries and consolidated Affiliated Entities are as follows:

Name of subsidiaries and VIEs	Date of establishment/ acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned subsidiaries of the Company:
InfoUniversal Limited(“InfoUniversal”)	Established on August 15, 2017	Hong Kong	100%
Shanghai Quyun Internet Technology Co., Ltd. (“Quyun WFOE”)	Established on October 13,2017	PRC	100%
Shanghai Dianguan Network Technology Co., Ltd. (“Dianguan”)	Acquired on February 2, 2018	PRC	100%
QTT Asia Ltd. (“QTT Asia”)	Established on April 10, 2018	British Virgin Islands(“BVI”)	100%
Shanghai Zhicao Information Technology Co., Ltd. (“Zhicao WFOE”)	Established on December 4,2018	PRC	100%
Variable Interest Entity (“VIEs”)
Shanghai Jifen Culture Communications Co., Ltd. (“Jifen or Jifen VIE”)	Established on January 10, 2012	PRC	100%
Beijing Churun Internet Technology Co.,Ltd. (“Churun VIE”)	Acquired on November 1, 2018	PRC	100%
Shanghai Big Rhinoceros Horn Information Technology, Co., Ltd (“Big Rhinoceros Horn VIE”)	Established on November 9,2018	PRC	100%
Shanghai Longshu Information Technology Co., Ltd (“Longshu VIE”)	Established on January 1, 2019	PRC	100%
Subsidiaries of Variable Interest Entity (“VIE subsidiaries”)
Shanghai Xike Information Technology Service Co., Ltd. (“Xike”)	Established on July 14, 2016	PRC	100%
Shanghai Tuile Information Technology Service Co., Ltd. (“Tuile”)	Established on July 14, 2016	PRC	100%
Anhui Zhangduan Internet Technology Co., Ltd. (“Zhangduan”)	Established on March 31, 2017	PRC	100%
Beijing Qukandian Internet Technology Co., Ltd (“Qukandian”)	Established on April 13, 2017	PRC	100%
(b) Liquidity
The Group has incurred losses from operations since inception. The Group incurred net losses of RMB514.4 million and RMB1,249.3 million for the six months ended June 30, 2018 and 2019, respectively. Accumulated deficit amounted to RMB2,153.2 million and RMB3,407.8 million as of December 31, 2018 and June 30, 2019, respectively. Net cash used in operating activities was approximately RMB141.7 million and RMB1,265.1 million for the six months ended June 30, 2018 and 2019, respectively. As of December 31, 2018 and June 30, 2019, the Group’s working capital was RMB1,515.1 million and RMB1,614.7 million, respectively. As of June 30, 2019, the Group had cash and cash equivalent of RMB2,103.5 million and short-term investments of RMB184.1 million.

The Group’s liquidity is dependent on its ability to generate cash from operating activities, obtain capital financing from equity or debt investors and adjust the pace of i ts
 operation expansi
o
n and control of the related expense to fund
its
general operations and capital expansion needs. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan,

which

includes adjusting the pace of its operation expansion, and

increasing revenue while controlling operating cost and expenses to generate positive operating cash flows
.
Based on cash flows projection from operating activities and the existing balance of cash and cash equivalents and short-term investments, management is of the opinion that the Group has sufficient funds to meet its anticipated working capital requirements and capital expenditures in the ordinary course of business for the next twelve months from the issuance of these unaudited interim consolidated financial statements. Based on the above considerations, the Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.